UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St. Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

3/31

Date of reporting period: 9/30/13

Item 1.  Reports to Stockholders.

IRON HORSE FUND

Semi - Annual Report

September 30, 2013

1-855-241-7514

www.ironhorsefund.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Semi Annual Share Holder Report

In the first six months of the fund’s Fiscal Year 2013-14, the fund gained 5.0%. During that same period the CBOE S&P 500 BuyWrite Index (BXM) was up 0.9% and the S&P 500 was up 8.3%. The performance of the Iron Horse Fund compared very favorably to the covered call index and was in line with strategy objectives relative to long-only stocks. Covered calls tend to produce the strongest relative results in markets that trade sideways and/or trend lower.

Our covered call strategy currently seeks to run at 60-70% of the market risk. When the market trends upward like it has over the last year, a covered call strategy can tend to underperform a long only strategy. The goal of the strategy is not to outperform the market on every market interval, but to seek a total return with less risk than the market.

Over the last 6 months interest in the covered call strategy has increased, resulting in growth of more than 20% in fund assets. The inflow of assets and our decision to reduce the fund’s management fee rate, resulted in a significant reduction in fund expenses for our shareholders.

We are proud of the growth and the performance of the fund in the first six months and will continue to pursue opportunities for our shareholders in the second half of the year.

Sincerely,

The Iron Horse Fund Team

09/30/2013

2761-NLD-11/6/2013

IRON HORSE FUND
PORTFOLIO REVIEW (Unaudited)
September 30, 2013

The Fund's performance figures* for the six months ended September 30, 2013, as compared to its benchmark:

	Six Months	One Year	Since Inception
Iron Horse Fund - Class A	4.85%	10.45%	6.99%	(a)
Iron Horse Fund - Class A with Load	(1.21)%	4.13%	4.19%	(a)
S&P 500 Total Return Index (b)	8.31%	19.34%	12.68%	(a)
Iron Horse Fund - Class I	5.07%	10.74%	12.28%	(c)
S&P 500 Total Return Index (b)	8.31%	19.34%	20.43%	(c)

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  The total operating expenses as stated in the fee table to the Fund's prospectus dated July 29, 2013 is 1.96% for the Class A and 1.71% for the Class I Shares.  For performance information current to the most recent month-end, please call 1-855-241-7514.

(a) Inception date is July 7, 2011.

(b) The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

(c) Inception date is November 16, 2011.

Top Ten Holdings by Industry		% of Net Assets
Retail		13.9%
Semiconductors		8.4%
Oil & Gas		7.8%
Insurance		6.0%
Telecommunications		5.0%
Pharmaceuticals		4.6%
Engineering & Construction		4.6%
Software		4.3%
Healthcare-Products		4.3%
Other, Cash & Cash Equivalents		41.1%
		100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund's holdings.

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS
September 30, 2013 (Unaudited)
Shares		Value
	COMMON STOCKS - 100.1%
	AEROSPACE/DEFENSE - 1.3%
3,100	United Technologies Corp. +	$ 334,242

	AUTO MANUFACTURERS - 1.3%
20,000	Ford Motor Co. +	337,400

	AUTO PARTS & EQUIPMENT - 2.2%
8,000	Lear Corp. +	572,560

	BANKS - 2.6%
16,500	Wells Fargo & Co. +	681,780

	BEVERAGES - 2.5%
17,000	Coca-Cola Co. +	643,960

	CHEMICALS - 1.8%
15,000	Potash Corp. of Saskatchewan, Inc. +	469,200

	COMMERCIAL SERVICES - 1.2%
6,000	Global Payments, Inc.	306,480

	COMPUTERS - 4.1%
4,600	3D Systems Corp. * +	248,354
1,700	Apple, Inc. +	810,475
		1,058,829
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.0%
8,000	Emerson Electric Co. +	517,600

	ENGINEERING & CONSTRUCTION - 4.6%
7,800	Chicago Bridge & Iron Co. NV +	528,606
6,000	Fluor Corp. +	425,760
32,000	McDermott International, Inc. * +	237,760
		1,192,126
	HEALTHCARE-PRODUCTS - 4.3%
14,200	Medtronic, Inc. +	756,150
5,200	Stryker Corp. +	351,468
		1,107,618
	HEALTHCARE SERVICES - 2.0%
7,800	Aetna, Inc. +	499,356

	HOME BUILDERS 1.1%
17,500	Pulte Group, Inc.	288,750

	INSURANCE - 6.0%
8,100	Aflac, Inc. +	502,119
21,000	American International Group, Inc. +	1,021,230
		1,523,349
	INTERNET - 3.0%
7,000	Facebook, Inc. * +	351,680
500	Google, Inc. - Cl. A * +	437,955
		789,635
	IRON / STEEL - 1.7%
28,000	Vale SA +	437,080

	MINING - 4.1%
21,100	Newmont Mining Corp. +	592,910
19,100	Silver Wheaton Corp. +	473,107
		1,066,017

See accompanying notes to financial statements.

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS
September 30, 2013 (Unaudited) (Continued)
Shares		Value
	OIL & GAS - 7.8%
7,600	Apache Corp. +	$ 647,064
6,300	Chevron Texaco Corp. +	765,450
11,200	Ensco PLC +	602,000
		2,014,514
	OIL & GAS SERVICES - 1.3%
6,900	Baker Hughes, Inc. +	338,790

	PHARMACEUTICALS - 4.6%
8,500	Mead Johnson Nutrition Co. +	631,210
15,000	Teva Pharmaceutical Industries Ltd. +	566,700
		1,197,910
	PIPELINES - 1.6%
16,000	Cheniere Energy Partners LP +	421,760

	PRIVATE EQUITY - 3.0%
31,500	Blackstone Group LP +	784,035

	REIT - 0.7%
13,500	Medical Properties Trust, Inc. +	164,295

	RETAIL - 13.9%
12,800	Family Dollar Stores, Inc. +	921,856
4,300	McDonald's Corp. +	413,703
41,600	Staples, Inc. +	609,440
6,000	Target Corp. +	383,880
12,000	Walgreen Co. +	645,600
8,600	Wal-Mart Stores, Inc. +	636,056
		3,610,535
	SEMICONDUCTORS - 8.4%
47,000	Intel Corp. +	1,077,240
16,400	Qualcom, Inc. +	1,104,704
		2,181,944
	SOFTWARE - 4.3%
5,800	Citrix Systems, Inc. * +	409,538
21,500	Microsoft Corp. +	716,165
		1,125,703
	TELECOMUNICATIONS - 5.0%
27,800	Cisco Systems, Inc. +	651,076
45,000	Corning, Inc. +	656,550
		1,307,626
	TRANSPORTATION - 3.7%
16,400	CH Robinson Worldwide, Inc. +	976,784

	TOTAL COMMON STOCKS (Cost - $23,515,798)	25,949,878

Shares
	SHORT TERM INVESTMENTS - 1.6%
415,401	Federated Government Obligations Fund, 0.01%** (Cost - $415,401)	415,401

	TOTAL INVESTMENTS - 101.7% (Cost - $23,931,199)(a)	$ 26,365,279
	CALL OPTIONS WRITTEN - (4.7) % (Proceeds - $1,184,133)	(1,208,131)
	PUT OPTIONS WRITTEN - (0.1) % (Proceeds - $17,670)	(18,100)
	OTHER ASSETS LESS LIABILITIES - 3.1%	795,237
	NET ASSETS - 100.0%	$ 25,934,285

See accompanying notes to financial statements.

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS
September 30, 2013 (Unaudited) (Continued)

Contracts		Value
	SCHEDULE OF CALL OPTIONS WRITTEN - (4.7) %
46	3D Systems Corp.	$ 35,006
	Expiration January 2014, Exercise Price $50.00
78	Aetna, Inc.	46,800
	Expiration January 2014, Exercise Price $60.00
45	Aflac, Inc.	33,975
	Expiration January 2014, Exercise Price $55.00
36	Aflac, Inc.	7,992
	Expiration January 2014, Exercise Price $62.50
210	American International Group, Inc.	115,500
	Expiration January 2015, Exercise Price $50.00
76	Apache Corp.	24,700
	Expiration January 2014, Exercise Price $87.50
17	Apple, Inc.	39,015
	Expiration April 2014, Exercise Price $520.00
69	Baker Hughes, Inc.	15,042
	Expiration January 2014, Exercise Price $50.00
115	Blackstone Group LP	18,975
	Expiration December 2013, Exercise Price $24.00
200	Blackstone Group LP	36,400
	Expiration January 2014, Exercise Price $24.00
99	CH Robison Worldwide, Inc.	15,345
	Expiration January 2014, Exercise Price $62.50
160	Cheniere Energy Partners LP	10,000
	Expiration December 2013, Exercise Price $28.00
10	ChevronTexaco Corp.	4,700
	Expiration January 2014, Exercise Price $120.00
23	ChevronTexaco Corp.	1,978
	Expiration January 2014, Exercise Price $130.00
30	ChevronTexaco Corp.	9,150
	Expiration March 2014, Exercise Price $125.00
40	Chicago Bridge & Iron Co. NV	35,600
	Expiration January 2014, Exercise Price $60.00
38	Chicago Bridge & Iron Co. NV	14,706
	Expiration January 2014, Exercise Price $67.50
178	Cisco Systems, Inc.	8,900
	Expiration January 2014, Exercise Price $25.00
100	Cisco Systems, Inc.	8,800
	Expiration April 2014, Exercise Price $25.00
33	Citrix Systems, Inc.	6,072
	Expiration January 2014, Exercise Price $77.50
90	Coca-Cola Co.	2,520
	Expiration January 2014, Exercise Price $41.25
80	Coca-Cola Co.	1,200
	Expiration January 2014, Exercise Price $42.50
150	Corning, Inc.	7,500
	Expiration December 2013, Exercise Price $15.00
300	Corning, Inc.	18,600
	Expiration January 2014, Exercise Price $15.00
60	Emerson Electric Co.	34,740
	Expiration January 2014, Exercise Price $60.00
20	Emerson Electric Co.	8,200
	Expiration January 2014, Exercise Price $62.50
86	Ensco PLC	1,720
	Expiration January 2014, Exercise Price $65.00
26	Ensco PLC	1,820
	Expiration January 2014, Exercise Price $60.00

See accompanying notes to financial statements.

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS
September 30, 2013 (Unaudited) (Continued)

Contracts		Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (4.7) %
70	Facebook, Inc.	$ 26,250
	Expiration October 2013, Exercise Price $49.50
21	Family Dollar Stores, Inc.	12,600
	Expiration January 2014, Exercise Price $70.00
27	Family Dollar Stores, Inc.	20,250
	Expiration January 2014, Exercise Price $67.50
80	Family Dollar Stores, Inc.	22,600
	Expiration January 2014, Exercise Price $77.50
24	Fluor Corp.	18,912
	Expiration January 2014, Exercise Price $65.00
36	Fluor Corp.	21,600
	Expiration January 2014, Exercise Price $67.50
200	Ford Motor Co.	29,200
	Expiration January 2014, Exercise Price $16.00
5	Google, Inc. - Cl. A	27,600
	Expiration January 2014, Exercise Price $850.00
42	Intel Corp.	2,268
	Expiration October 2013, Exercise Price $23.00
137	Intel Corp.	9,179
	Expiration December 2013, Exercise Price $23.00
141	Intel Corp.	23,406
	Expiration January 2014, Exercise Price $22.00
50	Intel Corp.	1,900
	Expiration January 2014, Exercise Price $25.00
40	Lear Corp.	13,000
	Expiration March 2014, Exercise Price $75.00
40	Lear Corp.	6,200
	Expiration March 2014, Exercise Price $80.00
242	McDermott International, Inc.	8,712
	Expiration January 2014, Exercise Price $8.00
23	McDonald's Corp.	4,623
	Expiration January 2014, Exercise Price $97.50
20	McDonald's Corp.	2,420
	Expiration January 2014, Exercise Price $100.00
20	Mead Johnson Nutrition Co.	7,540
	Expiration January 2014, Exercise Price $75.00
40	Mead Johnson Nutrition Co.	7,540
	Expiration January 2014, Exercise Price $80.00
25	Mead Johnson Nutrition Co.	2,175
	Expiration January 2014, Exercise Price $85.00
135	Medical Properties Trust, Inc.	3,375
	Expiration January 2014, Exercise Price $12.50
120	Medtronic, Inc.	14,160
	Expiration January 2014, Exercise Price $55.00
22	Medtronic, Inc.	1,848
	Expiration February 2014, Exercise Price $57.50
65	Microsoft Corp.	13,910
	Expiration January 2014, Exercise Price $32.00
100	Microsoft Corp.	7,900
	Expiration January 2014, Exercise Price $35.00
50	Microsoft Corp.	11,750
	Expiration January 2015, Exercise Price $35.00
81	Newmont Mining Corp.	7,776
	Expiration December 2013, Exercise Price $31.00
30	Newmont Mining Corp.	1,260
	Expiration December 2013, Exercise Price $34.00
30	Newmont Mining Corp.	1,845
	Expiration January 2014, Exercise Price $34.00
70	Newmont Mining Corp.	20,510
	Expiration January 2015, Exercise Price $33.00

See accompanying notes to financial statements.

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS
September 30, 2013 (Unaudited) (Continued)

Contracts		Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (4.7) %
164	Qualcomm, Inc.	$ 34,440
	Expiration January 2014, Exercise Price $70.00
40	S & P 500 Index	21,400
	Expiration December 2013, Exercise Price $1,800.00
91	Silver Wheaton Corp.	2,639
	Expiration October 2013, Exercise Price $27.00
106	Staples, Inc.	8,215
	Expiration January 2014, Exercise Price $15.00
310	Staples, Inc.	12,400
	Expiration January 2014, Exercise Price $16.00
27	Stryker Corp.	12,150
	Expiration January 2014, Exercise Price $65.00
25	Stryker Corp.	4,000
	Expiration January 2014, Exercise Price $70.00
60	Target Corp.	9,600
	Expiration April 2014, Exercise Price $67.50
75	Teva Pharmaceuticals Industries Ltd.	3,600
	Expiration December 2013, Exercise Price $40.00
75	Teva Pharmaceuticals Industries Ltd.	1,050
	Expiration December 2013, Exercise Price $42.50
31	United Technologies Corp.	21,855
	Expiration February 2014, Exercise Price $105.00
130	Vale SA	15,860
	Expiration December 2013, Exercise Price $15.00
150	Vale SA	37,500
	Expiration January 2015, Exercise Price $15.00
30	Wal-Mart Stores, Inc.	5,460
	Expiration January 2014, Exercise Price $75.00
40	Wal-Mart Stores, Inc.	1,480
	Expiration January 2014, Exercise Price $80.00
16	Wal-Mart Stores, Inc.	2,368
	Expiration March 2014, Exercise Price $77.50
120	Walgreen Co.	61,080
	Expiration January 2014, Exercise Price $50.00
14	Wells Fargo & Co.	6,720
	Expiration January 2014, Exercise Price $37.00
111	Wells Fargo & Co.	26,529
	Expiration January 2014, Exercise Price $40.00
40	Wells Fargo & Co.	2,520
	Expiration January 2014, Exercise Price $44.00
	TOTAL CALL OPTIONS WRITTEN - (Proceeds $1,184,133)	$ 1,208,131

	SCHEDULE OF PUT OPTIONS WRITTEN - (0.1) %
30	Costco Wholesale Corp.	9,300
	Expiration November 2013, Exercise Price $115.00
50	Potash Corp. of Saskatchewan, Inc.	8,800
	Expiration December 2013, Exercise Price $31.00
	TOTAL PUT OPTIONS WRITTEN - (Proceeds $17,670)	$ 18,100

* Non-income producing securities.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2013.
+ All or a portion of the security is held as collateral for covered calls & puts.
LP - Limited Partnership
PLC - Public Limited Company

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes (including call options written) is

$23,847,746 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 2,921,712
	Unrealized depreciation:	(428,607)
	Net unrealized appreciation:	$ 2,493,105

See accompanying notes to financial statements.

IRON HORSE FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2013 (Unaudited)

ASSETS
Investment securities:
At cost	$ 23,931,199
At value	$ 26,365,279
Receivable for securities sold	595,728
Receivable for Fund shares sold	496,962
Dividends and interest receivable	26,761
Receivable for Foreign Tax Reclaims	1,219
Prepaid expenses and other assets	14,250
TOTAL ASSETS	27,500,199

LIABILITIES
Options written, at value (Proceeds $1,201,803)	1,226,231
Payable for investments purchased	302,380
Investment advisory fees payable	22,016
Fees payable to other affiliates	5,068
Distribution (12b-1) fees payable	2,226
Accrued expenses and other liabilities	7,993
TOTAL LIABILITIES	1,565,914
NET ASSETS	$ 25,934,285

NET ASSETS CONSIST OF:
Paid in capital [$0 par value, unlimited shares authorized]	$ 23,140,972
Undistributed net investment loss	(6,104)
Accumulated net realized gain from security transactions and options written	389,765
Net unrealized appreciation of investments and options written	2,409,652
NET ASSETS	$ 25,934,285

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$ 11,525,322
Shares of beneficial interest outstanding	1,040,850
Net asset value (Net Assets ÷ Shares Outstanding)	$ 11.07
Maximum offering price per share (maximum sales charges of 5.75%)	$ 11.75

Class I Shares:
Net Assets	$ 14,408,963
Shares of beneficial interest outstanding	1,303,256
Net asset value (Net Assets ÷ Shares Outstanding) and offering price per share	$ 11.06

See accompanying notes to financial statements.

IRON HORSE FUND
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended September 30, 2013

INVESTMENT INCOME
Dividends (less foreign dividend tax withholding of $4,398)	$ 304,902
Interest	40
TOTAL INVESTMENT INCOME	304,942

EXPENSES
Investment advisory fees	113,358
Administrative services fees	20,103
Transfer agent fees	18,693
Distribution (12b-1) fees:
Class A	12,733
Accounting services fees	12,475
Audit fees	7,779
Compliance officer fees	6,769
Registration fees	5,014
Legal fees	4,980
Custodian fees	3,822
Printing and postage expenses	3,795
Other expenses	2,717
Trustees fees and expenses	2,507
Insurance expense	7
TOTAL EXPENSES	214,752

Fees waived/reimbursed by the Advisor	(10,840)

NET EXPENSES	203,912

NET INVESTMENT INCOME	101,030

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND OPTIONS WRITTEN
Net realized gain (loss) on:
Investments	1,359,093
Options written	(1,262,436)
Net realized gain on investments and options written	96,657
Net change in unrealized appreciation (depreciation) on:
Investments	320,777
Options written	545,914
Net change in unrealized appreciation (depreciation) on investments and options written	866,691

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND OPTIONS WRITTEN	963,348

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,064,378

See accompanying notes to financial statements.

IRON HORSE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	September 30, 2013	Year Ended
	(Unaudited)	March 31, 2013
FROM OPERATIONS
Net investment income	$ 101,030	$ 247,072
Net realized gain on investments and options written	96,657	813,122
Net change in unrealized appreciation on investments and options written	866,691	522,750
Net increase in net assets resulting from operations	1,064,378	1,582,944

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	-	(285,108)
Class I	-	(222,067)
From net investment income:
Class A	(40,248)	(112,002)
Class I	(66,886)	(148,795)
Net decrease in net assets resulting from distributions to shareholders	(107,134)	(767,972)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	3,056,558	3,060,609
Class I	3,075,963	3,995,567
Net asset value of shares issued in reinvestment of distributions:
Class A	35,799	375,123
Class I	66,632	360,503
Payments for shares redeemed:
Class A	(2,048,039)	(2,293,338)
Class I	(78,977)	(3,569,893)
Net increase in net assets from shares of beneficial interest	4,107,936	1,928,571

TOTAL INCREASE IN NET ASSETS	5,065,180	2,743,543

NET ASSETS
Beginning of Period	20,869,105	18,125,562
End of Period*	$ 25,934,285	$ 20,869,105
* Includes undistributed net investment loss of:	$ (6,104)	$ -

SHARE ACTIVITY
Class A:
Shares Sold	277,422	300,885
Shares Reinvested	3,299	37,141
Shares Redeemed	(187,691)	(223,060)
Net increase in shares of beneficial interest outstanding	93,030	114,966

Class I:
Shares Sold	281,242	394,229
Shares Reinvested	6,140	35,627
Shares Redeemed	(7,358)	(348,003)
Net increase in shares of beneficial interest outstanding	280,024	81,853

See accompanying notes to financial statements.

IRON HORSE FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the
	September 30, 2013		Year Ended	Period Ended
	(Unaudited)		March 31, 2013	March 31, 2012 (1)
Net asset value, beginning of period	$ 10.60		$ 10.22	$ 10.00

Activity from investment operations:
Net investment income (2)	0.04		0.11	0.06
Net realized and unrealized
gain on investments	0.47		0.67	0.22
Total from investment operations	0.51		0.78	0.28

Less distributions from:
Net investment income	(0.04)		(0.11)	(0.06)
Net realized gains	-		(0.29)	-
Total distributions	(0.04)		(0.40)	(0.06)

Net asset value, end of period	$ 11.07		$ 10.60	$ 10.22

Total return (3)	4.85%	(4)	7.90%	2.79%	(4)

Net assets, at end of period (000s)	$ 11,525		$ 10,044	$ 8,511

Ratio of gross expenses to average
net assets (5)	2.06%	(6)	2.51%	3.93%	(6)
Ratio of net expenses to average
net assets	1.95%	(6)	1.95%	1.95%	(6)
Ratio of net investment income
to average net assets	0.77%	(6)	1.11%	0.87%	(6)

Portfolio Turnover Rate	58%	(4)	77%	43%	(4)

(1)	The Iron Horse Fund's Class A shares commenced operations on July 7, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total return assumes reinvestment of all dividends and distributions, if any.
(4) Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(6) Annualized.

See accompanying notes to financial statements.

IRON HORSE FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the
	September 30, 2013		Year Ended	Period Ended
	(Unaudited)		March 31, 2013	March 31, 2012 (1)
Net asset value, beginning of period	$ 10.58		$ 10.21	$ 9.39

Activity from investment operations:
Net investment income (2)	0.06		0.14	0.05
Net realized and unrealized
gain on investments	0.48		0.67	0.82
Total from investment operations	0.54		0.81	0.87

Less distributions from:
Net investment income	(0.06)		(0.15)	(0.05)
Net realized gains	-		(0.29)	-
Total distributions	(0.06)		(0.44)	(0.05)

Net asset value, end of period	$ 11.06		$ 10.58	$ 10.21

Total return (3)	5.07%	(4)	8.17%	9.30%	(4)

Net assets, at end of period (000s)	$ 14,409		$ 10,825	$ 9,615

Ratio of gross expenses to average
net assets (5)	1.78%	(6)	2.26%	2.85%	(6)
Ratio of net expenses to average
net assets	1.70%	(6)	1.70%	1.70%	(6)
Ratio of net investment income
to average net assets	1.01%	(6)	1.37%	1.39%	(6)

Portfolio Turnover Rate	58%	(4)	77%	43%	(4)

(1)	The Iron Horse Fund's Class I shares commenced operations on November 16, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total return assumes reinvestment of all dividends and distributions, if any.
(4) Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(6) Annualized.

See accompanying notes to financial statements.

IRON HORSE FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2013 (Unaudited)

1.

ORGANIZATION

The Iron Horse Fund (the “Fund”), is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company.  The investment objective of the Fund is total return with less volatility than equity markets in general. The Fund commenced operations on July 7, 2011.

The Fund currently offers two classes of shares: Class A and Class I shares. Class A shares commenced operations on July 7, 2011 and Class I shares on November 16, 2011.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.  Class I shares are offered at net asset value.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

IRON HORSE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2013 (Unaudited)

Fair Value Team and Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value

IRON HORSE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2013 (Unaudited)

measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 25,949,878	$ -	$ -	$ 25,949,878
Short-Term Investments	415,401	-	-	415,401
Total	$ 26,365,279	$ -	$ -	$ 26,365,279
Liabilities
Call Options Written	$ 1,208,131	$ -	$ -	$ 1,208,131
Put Options Written	18,100	-	-	$ 18,100
Total	$ 1,226,231	$ -	$ -	$ 1,226,231

The Fund did not hold any Level 3 securities during the period.

There were no transfers between Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Please refer to the Portfolio of Investments for Industry Classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Option Transactions – Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

IRON HORSE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2013 (Unaudited)

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s tax return for the period ended March 31, 2013. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State and foreign jurisdictions where the Fund may make significant investments.   However, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.   The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP.  These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Van Hulzen Asset Management, LLC (the “Advisor”), serves as investment advisor to the Fund. Subject to the authority of the Board of Trustees, the Advisor is responsible for the management of the Fund’s investment portfolio.  The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  Effective July 1, 2013, as compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets. Prior to July 1, 2013, the Advisor received compensation at an annual rate of 1.25% of the Fund’s average daily net assets, computed and accrued daily and paid monthly.  For the six months ended September 30, 2013, the Adviser earned advisory fees of $113,358.

IRON HORSE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2013 (Unaudited)

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses, such as litigation) do not exceed 1.95% and 1.70% of the daily average net assets attributable to the Class A and Class I shares respectively. During the six months ended September 30, 2013, the Adviser waived fees and reimbursed expenses of $10,840.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses attributable to Class A and Class I shares are subsequently less than 1.95%, and 1.70% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.95% and 1.70% of average daily net assets for Class A and Class I shares, respectively. If Fund Operating Expenses attributable to Class A and Class I shares subsequently exceed 1.95% and 1.70% per annum of the Fund's average daily net assets, respectively, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). For six months ended September 30, 2013, the Advisor waived fees and reimbursed expenses in the amount of $10,840. As of September 30, 2013, the total amount of expense reimbursed subject to recapture was $191,722, of which $126,597 will expire on March 31, 2015, $54,285 will expire on March 31, 2016 and $10,840 will expire on March 31, 2017.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS. The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services.  Under the Plan, the Funds may pay 0.25% per year of the average daily net assets of Class A shares for such distribution and shareholder service activities.  For the six months ended September 30, 2013, the Funds incurred distribution fees of $12,733 for Class A shares.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  For the six months ended September 30, 2013, the Distributor received $15,645 in underwriting commissions for sales of Class A shares, of which $2,050 was retained by the principal underwriter or other affiliated broker-dealers.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, custody administration and transfer agency services to the Fund.    GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC  (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

GemCom, LLC (“GemCom”) - GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Fund.

IRON HORSE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2013 (Unaudited)

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the six months ended September 30, 2013 amounted to $17,892,356 and $13,480,763, respectively.

5.

DERIVATIVE TRANSACTIONS

Transactions in option contracts written during the six months ended September 30, 2013 were as follows:

	Contracts	Premium
Outstanding at Beginning of Period	4,207	$ 1,147,458
Options written	8,645	1,452,439
Options closed	(4,918)	(1,245,893)
Options exercised	(698)	(58,543)
Options expired	(1,100)	(93,658)
Outstanding at End of Period	6,136	$ 1,201,803

As of September 30, 2013, the amount of unrealized appreciation and realized loss on option contracts subject to equity price risk amounted to $545,914 and $1,262,436 respectively.  The fair value of these equity derivatives is $1,226,231.  Such figures can be found on the Statement of Assets & Liabilities and Statement of Operations.

6.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following periods were as follows:

	Fiscal Year Ended	Fiscal Period Ended
	March 31, 2013	March 31, 2012
Ordinary Income	$ 616,972	$ 73,099
Long-Term Capital Gain	151,000	-
	$ 767,972	$ 73,099

As of March 31, 2013, the components of distributable earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Post October	Unrealized	Total
Ordinary	Long-Term	Loss	and Late Year	Appreciation/	Accumulated
Income	Capital Gains	Carry Forwards	Losses	(Depreciation)	Earnings/(Deficits)
$ -	$ 413,618	$ -	$ (167,963)	$ 1,590,414	$ 1,836,069

The difference between book basis and tax basis unrealized appreciation and undistributed ordinary income is primarily attributable to the tax deferral of losses on wash sales and straddles, and mark-to-market on open Section 1256 contracts.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such losses of $167,963.

Permanent book and tax differences, primarily attributable to reclassification of distributions, resulted in reclassification for the year ended March 31, 2013 as follows:

Undistributed	Undistributed	Paid
Ordinary	Long-Term	In
Income (Loss)	Gains (Loss)	Capital
$ 13,725	$ (13,725)	$ -

IRON HORSE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2013 (Unaudited)

7.

NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

8.

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the Act.  As of September 30, 2013 Charles Schwab & Co. held approximately 77% of the voting securities for the benefit of others.

9.

PROXY VOTING

At a Special Meeting of Shareholders of the Trust, held at the offices of GFS, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on Tuesday, September 10, 2013, Trust shareholders of record as of the close of business on July 22, 2013 voted to approve the following proposal:

Proposal 1: To elect Mark Garbin, Mark D. Gersten, John V. Palancia, Andrew Rogers, and Mark H. Taylor to the Board of Trustees of the Trust.

Shares Voted

Shares Voted Against

In Favor

or Abstentions

Mark Garbin

  609,702,446

       7,380,704

Mark D. Gersten

  609,750,246

       7,332,904

John V. Palancia

  609,370,118

       7,713,033

Andrew Rogers

  609,691,730

       7,391,421

Mark H. Taylor

  608,885,975

       8,197,175

Effective September 24, 2013, Michael Miola resigned from the Board of Trustees.

10.

SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Renewal of Advisory Agreement – Iron Horse Fund (Unaudited) *

In connection with the regular meeting held on May 21 and 22, 2013, the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Van Hulzen Asset Management (“Van Hulzen”) and the Trust, with respect to the Iron Horse Fund (the “Fund”). In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

Counsel assisted the Trustees throughout the Advisory Agreement review process.  The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services.  The Trustees took into consideration that Van Hulzen has been providing a variety of financial and retirement planning services and advice on lending, banking, custody, risk assessments for 15 years, managing over $300 million in assets mostly through separately managed accounts.  In reviewing the key personnel, the background and financial experience levels were taken into consideration as a positive attribute in providing the various functions required in managing the Fund.  The Trustees noted that in seeking total return with less volatility, Van Hulzen takes a fundamental approach in conducting research in conjunction with risk analytics to determine market sentiment in order to build a portfolio of mostly large cap companies with attractive dividend yields in addition to writing covered call options and stock index options to reduce risk.  With respect to investment decisions, the Trustees noted they are developed by an investment committee with final authority of the Chief Investment Officer.  Another positive taken into consideration by the Trustees is that Van Hulzen has had a low client attrition rate since its inception and its SMA strategy, which is identical to the Fund, has a 5 star Morningstar rating.  They noted Van Hulzen’s Chief Compliance Officer monitors compliance with the Fund’s limitations and prospectus by reviewing daily reports of trades executed and reconciling to the fund administrator’s reports.  After discussion, the Trustees concluded that, based on its previous experience with Van Hulzen, they are satisfied that Van Hulzen can continue to deliver a quality of service expected by the Board and Fund shareholders.

Performance.  The Trustees reviewed the Fund’s performance over the last 1 year noting that it outperformed its peer group during the period with returns of 7.7% versus 5.5%.  They noted, however, the Fund underperformed the Morningstar category average over the last 1 year (16.58%), and underperformed both the Morningstar and peer group since inception.  The Trustees reviewed the Fund’s performance taking standard deviation into consideration noting that approximately 64% of the Fund’s investment risk is “called away” in this risky equity market.  They considered the Fund’s performance, overall, noting that, as compared to other covered call strategies, performance is in line with the market with slightly less risk.  The Trustees concluded that the Fund is meeting its objective of total return with less risk based on a covered call strategy.

Fees and Expenses.    The Trustees noted Van Hulzen had agreed to decrease its management fee from 1.25% to 0.75%.  They noted the new fee is lower than the Morningstar Category average of 0.59%, but remains higher than the peer group average of 0.82%.  They considered, however, that the Morningstar Large Blend category includes very large funds, and a typical large blend strategy is not very similar to the Fund’s strategy.  After discussion, the Trustees concluded the fee, as reduced at the Meeting, is within the range of reasonable.

Economies of Scale.  The Trustees noted the absence of breakpoints at this time, but considered, given the size of the Fund, breakpoints are not realistic at this time.  They further noted that Van Hulzen had agreed, in its responses to the Board, to discuss breakpoints when the Fund’s assets reach $50 million.  They concluded to monitor the Fund asset levels and discuss breakpoints in the future as economies are realized.

Profitability.  The Trustees reviewed the profitability analysis provided by Van Hulzen.  They noted Van Hulzen realized a minimal profit in terms of actual dollars and agreed that, in terms of percentage, the profitability appears to be within the range of reasonable.  After discussion, the Trustees concluded that the level of profit realized by Van Hulzen in connection with its relationship with the Fund was not excessive.

Conclusion. Having requested and received such information from Van Hulzen as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the advisory fee structure is reasonable and that renewal of the Advisory Agreement is in the best interests the shareholders of the Iron Horse Fund.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

IRON HORSE FUND

EXPENSE EXAMPLES

September 30, 2013 (Unaudited)

As a shareholder of the Iron Horse Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and contingent deferred sales charges (CDSCs); (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Iron Horse Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2013 through September 30, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Power Income Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 4/1/13	Ending Account Value 9/30/13	Expenses Paid During Period*	Ending Account Value 9/30/13	Expenses Paid During Period*

Class A	1.95%	$1,000.00	$1,048.50	$10.01	$1,015.29	$9.85
Class I	1.70%	$1,000.00	$1,050.70	$8.74	$1,016.55	$8.59

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-241-7514 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-241-7514.

INVESTMENT ADVISOR

Van Hulzen Asset Management, LLC

950 Iron Point Road, Suite 290

Folsom, CA 95630

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Dr., Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/9/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

12/9/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/9/13